WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants
WARRANTS

NOTE 11 – WARRANTS

On October 6, 2022, the Company issued warrants to purchase up to 40,000 shares of common stock in conjunction with the issuance of a note payable. The warrants are exercisable for 3 years with an exercise price of $0.01. The warrants were evaluated for purposes of classification between liability and equity. The warrants do not contain features that would require a liability classification and are therefore considered equity.

January 26, 2023, the Company issued a total of 10,500,000 shares of common stock and warrants to purchase up to 10,500,000 additional shares of common stock, to four individuals pursuant to a Securities Purchase Agreement signed on January 26, 2023, for total cash proceeds of $210,000. The warrants are exercisable for shares of the Company’s common stock at a price of $0.03 per share and expire three years from the date of issuance. Using the fair value calculation, the relative fair value for such warrants was calculated to determine the warrants recorded equity amount of $134,836, which has been accounted for in additional paid in capital.

On February 17, 2023, the investor under that certain Securities Purchase Agreement (the “February Purchase Agreement”) purchased a senior convertible promissory note in the original principal amount of $2,500,000 and a warrant to purchase 29,424,850 shares of the Company’s common stock (the “February Warrant”). The February Warrant is exercisable for shares of the Company’s common stock at a price of $0.0389 per share and expires five years from the date of issuance. Using the fair value calculation, the relative fair value for the February Warrant was calculated to determine the warrants recorded equity amount of $1,381,489 which has been accounted for in additional paid in capital.

On February 22, 2023, the Company entered into and closed on those certain Securities Purchase Agreements with five (5) investors (the “Reg. D Investors”), pursuant to which the Company issued 6,250,000 shares of common stock and warrants to purchase up to 6,250,000 additional shares of common stock (the “Reg. D Warrants”) for total cash proceeds of $125,000. The Reg. D Warrants are exercisable for shares of the Company’s common stock at a price of $0.03 per share and expires three years from the date of issuance. Using the fair value calculation, the relative fair value for the Reg. D Warrants was calculated to determine the warrants recorded equity amount of $193,063 which has been accounted for in additional paid in capital.

Pursuant to the February Purchase Agreement, on April 10, 2023, the Company issued a senior convertible promissory note in the original principal amount of $1,500,000 and warrants to purchase 17,660,911 shares of the Company’s common stock (the “April Warrants”). The April Warrants are exercisable for shares of the Company’s common stock at a price of $0.0389 per share and expire five years from the date of issuance. Using the fair value calculation, the relative fair value for the April Warrants was calculated to determine the warrants recorded equity amount of $587,384 which has been accounted for in additional paid in capital. The $587,384 has been accounted for as part of the debt discount to be recognized over the term of the note payable.

On May 26, 2023, the Company entered into that certain Securities Purchase Agreement (the “May Purchase Agreement”) with certain institutional investors (the “May Investors”), pursuant to which the May Investors purchased senior convertible promissory notes in the aggregate original principal amount of $1,714,285.71 and warrants to purchase 44,069,041 shares of the Company’s common stock (the “May Warrants”). The May Warrants are exercisable for shares of the Company’s common stock at a price of $0.0389 per share and expire five years from the date of issuance. Using the fair value calculation, the relative fair value for the May Warrants was calculated to determine the warrants recorded equity amount of $760,980 which has been accounted for in additional paid in capital.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, December 31, 2021	—	—	—
Issued	9,040,000	$0.02	2.49
Cancelled	—	$—	—
Exercised	—	$—	—
Outstanding, December 31, 2022	9,040,000	$0.02	2.25
Issued	107,904,802	$0.04	4.46
Cancelled	—	$—	—
Exercised	—	$—	—
Outstanding, September 30, 2023	116,944,802	$0.037	4.25	$988,694

NOTE 10 – WARRANTS

On October 6, 2022, the Company issued warrants to purchase up to 40,000 shares of common stock in conjunction with the issuance of a note payable. The warrants are exercisable for 3 years with an exercise price of $0.01. The warrants were evaluated for purposes of classification between liability and equity. The warrants do not contain features that would require a liability classification and are therefore considered equity.

Using the fair value calculation, the relative fair value between the debt issued and the warrants was calculated to determine the warrants recorded equity amount of $593, accounted for in additional paid in capital.

The Black Scholes pricing model was used to estimate the fair value of the warrants issued to purchase up to 40,000 shares of common stock with the following inputs:

Common Stock available to purchase	40,000
Share price	$0.0163
Exercise Price	$0.01
Term	3 years
Volatility	184.74%
Risk Free Interest Rate	4.45%
Dividend rate	—
Intrinsic value	$1,996

On March 31, 2022, the Company issued warrants to purchase up to 9,000,000 shares of common stock to Silverback Capital Corporation in conjunction with convertible debt (Note 6). The warrants are exercisable for 3 years at a 25% premium to a Qualified Offering price. The warrants were evaluated for purposes of classification between liability and equity. The warrants do not contain features that would require a liability classification and are therefore considered equity.

Using the fair value calculation, the relative fair value between the debt issued and the warrants was calculated to determine the warrants recorded equity amount of $195,482 , accounted for in additional paid in capital.

The Black Scholes pricing model was used to estimate the fair value of the warrants issued to purchase up to 9,000,000 shares of common stock with the following inputs:

Common Stock available to purchase	9,000,000
Share price	$0.0512
Exercise Price	$0.025
Term	3 years
Volatility	185.23%
Risk Free Interest Rate	2.45%
Dividend rate	—
Intrinsic value	$316,096